SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 372,344	$ 721,687
Depreciation	(107,046)	(356,841)
Foreign exchange translation		7,498
Ending balance	265,298	372,344
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	372,344	515,071
Depreciation	(107,046)	(142,727)
Foreign exchange translation
Ending balance	265,298	372,344
Land [member]
IfrsStatementLineItems [Line Items]
Beginning balance		206,616
Depreciation		(214,114)
Foreign exchange translation		7,498
Ending balance